Basis of Presentation and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Background, Basis of Presentation and Significant Accounting Policies
Summary of fair value measurements, recurring
	Level 1	Level 2	Level 3	Total
Derivative liabilities – convertible notes	-	-	$307,021	$307,021
Other financial instruments	-	-	-	-
Total Embedded Derivatives	-	-	$307,021	$307,021

	Level 1	Level 2	Level 3	Total
Derivative liabilities – convertible notes	-	-	$168,358	$168,358
Other financial instruments	-	-	-	-
Total Embedded Derivatives	-	-	$168,358	$168,358

Summary of derivative liabilities measured at fair value, recurring
November 30, 2025
Balance at beginning of period May 31, 2025	$168,358
Issuances	279,107
Total (gains) losses recognized in earnings	-
Settlements (net)	-
Change in unrealized (gains) losses included in earnings for instruments still held at period end	(140,444)
Balance at end of period November 30, 2025	$307,021

May 31, 2025
Balance at beginning of period	-
Purchases / issuances	275,419
Total (gains) losses recognized in earnings	54,831
Settlements (net)	(179,666)
Change in unrealized (gains) losses included in earnings for instruments still held at period end	18,116
Balance at end of period	168,358